FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate derivatives
As of December 31, 2018 and 2017, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Year end	Notional value	Maturity dates	Fixed interest rates
Interest rate swaps*:
Receiving floating, pay fixed	2018	950,000	2019/ 2021	1.23% to 1.94%
Receiving floating, pay fixed	2017	1,250,000	2018/ 2021	1.13% to 1.94%

* This excludes any interest rate swap agreements designated and qualifying cash flow hedges in our equity method investments.

Fair value hierarchy of derivative and non-derivative financial instruments
The carrying value and fair value of our financial instruments at December 31, 2018 and 2017 are as follows:

		2018	2018	2017	2017
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value

Non-derivatives:
Cash and cash equivalents	Level 1	217,835	217,835	214,862	214,862
Restricted cash and short-term deposits	Level 1	486,426	486,426	397,815	397,815
Current portion of long-term debt and short-term debt (1)(2)	Level 2	(732,184)	(732,184)	(1,393,229)	(1,393,229)
Long-term debt – convertible bonds (2)	Level 2	(353,661)	(373,029)	(340,173)	(430,361)
Long-term debt (2)	Level 2	(1,496,351)	(1,496,351)	(701,498)	(701,498)
Derivatives:
Oil derivative instrument (6)	Level 2	84,730	84,730	94,700	94,700
Interest rate swaps asset (3)	Level 2	10,770	10,770	10,166	10,166
Foreign exchange swaps asset (3)	Level 2	—	—	51	51
Foreign exchange swaps liability (3)	Level 2	(1,322)	(1,322)	(223)	(223)
Total return equity swap liability (3)(4)	Level 2	(70,804)	(70,804)	(40,141)	(40,141)
Earn-Out Units asset (5)	Level 2	—	—	7,400	7,400

(1)	The carrying amounts of our short-term debts and loans receivable approximate their fair values because of the near term maturity of these instruments.

(2)
Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table, are gross of the deferred charges amounting to $16.8 million and $24.1 million at December 31, 2018 and December 31, 2017, respectively.

(3)
The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties.

(4)	The fair value of total return equity swaps is calculated using the closing prices of the underlying listed shares, dividends paid since inception and the interest rate charged by the counterparty.

(5)
The Earn-Out Units were issued to Golar in connection with the IDR Reset transaction between Golar and Golar Partners in October 2016. In October 2018, Golar Partners reduced their quarterly distribution and, as such, the fair value of the Earn-Out Units was written down to $nil. See note 16.

(6)
The fair value of the oil derivative instrument was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the LTA. Significant inputs used in the valuation of the oil derivative include management’s estimate of an appropriate discount rate and the length of time to blend the long-term and the short-term oil prices obtained from quoted prices in active markets.

Summary of fair value of derivative instruments on a gross basis
The following table summarizes the fair value of our derivative instruments on a gross basis (none of which have been designated as hedges) recorded in our consolidated balance sheets as of December 31, 2018 and 2017:

	Balance sheet classification	2018	2017
(in thousands of $)
Asset derivatives
Oil derivative instrument	Other non-current assets	84,730	94,700
Earn-Out Units asset	Other non-current assets	—	7,400
Interest rate swaps	Other current and non-current assets	10,770	10,166
Foreign exchange swaps	Other non-current assets	—	51
Total asset derivatives		95,500	112,317
Liability derivatives
Foreign exchange swaps	Other current liabilities	1,322	223
Total return equity swap	Other current liabilities	70,804	40,141
Total liability derivatives		72,126	40,364

Offsetting assets
We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2018 and 2017 would be adjusted as detailed in the following table:

	2018			2017
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
(in thousands of $)
Total asset derivatives	10,770	—	10,770	10,166	—	10,166